Loans Receivable	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Loans Receivable
Note 14 — Loans Receivable
Movements in loans receivable were as follows:

Loans Receivable
At January 1, 2021	—
Loan provided	709
Accrued finance expense	9

At December 31, 2021	718

Accrued finance expense	10
Repayment of loan	(728)

At December 31, 2022	—

On June 28, 2021, NewAmsterdam loaned its chief executive officer, M. Davidson, €709 thousand for the payment of a purchase price related to issued depository receipts issued by the Stichting Administratiekantoor EPNAP (“
STAK EPNAP
”) to the M. Davidson. NewAmsterdam Pharma, M. Davidson and STAK EPNAP entered into a founder depository receipt award agreement. Interest accrued on the principal amount of the loan at a rate per annum of 2.75%. The interest accrued from day to day and was added to the principal amount of the loan as from the date that the loan was made available up to the last business day of the loan term.
On July 19, 2022, M. Davidson, repaid the entire amount of the loan facility of €709 thousand, including outstanding unpaid interest of € 19 thousand, for a total of € 728 thousand.